SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's liabilities measured at fair value using significant unobservable inputs (Level 3)) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Company's liabilities measured at fair value using significant unobservable inputs (Level 3) [Line Items]
Beginning balance	$ 13,645
Accretion of contingent liability related to acquisition	311
Change in fair value of contingent consideration related to acquisition	(6,564)
Settlements	(2,500)
Fair value of payment obligation in connection with Undertone acquisition	44,023
Reclassification to accrued expenses	(189)
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile	398
Ending balance	$ 49,124